Principal Funds, Inc.

Supplement dated June 25, 2018
to the Statement of Additional Information dated June 15, 2018

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE

In the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete all references to Xiaoxi Li.